Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Minimum [Member]
Derivative [Line Items]
Variable interest rate on debt	0.30%
Maximum [Member]
Derivative [Line Items]
Variable interest rate on debt	3.25%
Interest rate swap agreements
Derivative [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	$ (81,488)
U.S. Dollar-denominated interest rate swaps 1 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	112,500
Fair Value / Carrying Amount of (Liability)	$ (22,910)
Weighted- Average Remaining Term (Years)	8 years 6 months
Fixed Rate Payable	5.20%
U.S. Dollar-denominated interest rate swaps 2 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 16,067
Fair Value / Carrying Amount of (Liability)	$ (278)
Weighted- Average Remaining Term (Years)	1 year 1 month 6 days
Fixed Rate Payable	2.80%
U.S. Dollar-denominated interest rate swaps 3 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 150,256
Fair Value / Carrying Amount of (Liability)	$ (6,562)
Fixed Rate Payable	1.40%
U.S. Dollar-denominated interest rate swaps 4 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 307,632
Fair Value / Carrying Amount of (Liability)	$ (30,170)
Weighted- Average Remaining Term (Years)	2 years
Fixed Rate Payable	3.50%
U.S. Dollar-denominated interest rate swaps 5 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 166,376
Interest Rate Fair Value Hedge Derivative at Fair Value, Net	$ (14,601)
Weighted- Average Remaining Term (Years)	6 years 6 months
Fixed Rate Payable	2.30%
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 70,220
Fair Value / Carrying Amount of (Liability)	$ (6,967)
Weighted- Average Remaining Term (Years)	3 years 2 months 12 days
Fixed Rate Payable	3.90%